Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales and marketing expenses	10,853	16,120	35,352
General and administrative expenses	190,252	80,448	85,335
Research and development expenses	25,056	15,458	13,182
	226,161	112,026	133,869

Summary of Company's Share Options

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248
Granted	800,000	0.54	—	0.70	—
Exercised	(27,750,770)	0.39	—	1.20	—
Forfeited	(30,645,015)	0.31	—	3.52	—
Outstanding as of December 31, 2022	189,412,557	0.28	6.95	2.14	452,543
Granted	281,250	0.57	—	0.57	—
Exercised	(72,294,940)	0.14	—	1.52	—
Forfeited	(11,127,905)	0.46	—	4.11	—
Outstanding as of December 31, 2023	106,270,962	0.36	6.19	2.56	276,835
Exercisable as of December 31, 2023	82,741,404	0.33	5.92	2.03	172,009

Summary of Estimated Fair Value of Share Options

	Year Ended	Year Ended
	December 31	December 31
	2022	2023
Risk free rate of interest	2.79%‑2.85%	2.55%‑2.94%
Volatility	27%	28%
Dividend yield	—	—
Exercise multiples	2.2	2.2
Life of options (years)	10	10
Fair value of underlying ordinary shares	$0.13~$0.31	$0.11~$0.29

Summary of the Restricted Share Units

		Weighted Average
		Grant-date
	Number of RSUs	Fair Value
		RMB
As of December 31, 2021	—	—
Granted	112,336,970	0.83
Vested	(10,141,620)	0.74
Forfeited or cancelled	(425,000)	0.75
Unvested as of December 31, 2022	101,770,350	0.84
Granted	69,910,980	1.41
Vested	(22,617,630)	0.91
Forfeited or cancelled	(44,548,350)	0.94
Unvested as of December 31, 2023	104,515,350	1.22

Summary of Non-vested Restricted Shares Activity

Number of shares
Outstanding as of December 31, 2020	12,554,722
Vested	12,554,722
Outstanding as of December 31, 2021	—

Share Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's Share Options

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of the acquisition date	450,246	15.90	7.68	24.81	7,162
Forfeited	(19,438)	23.57	—	21.41	—
Outstanding as of December 31, 2023	430,808	15.55	7.69	24.96	6,921
Exercisable as of December 31, 2023	187,200	16.28	7.16	21.12	2,165

Summary of Estimated Fair Value of Share Options

Year Ended December 31
2023
Risk free rate of interest	2.64%-3.01%
Volatility	29.8%-44.2%
Dividend yield	—
Exercise multiples	2.2-2.8
Life of options (years)	10
Fair value of underlying ordinary shares	13.37~36.29